JPMorgan Small Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	12.19%	5.03%	9.38%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	12.47%	5.29%	9.65%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	5.55%	9.93%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	5.71%	10.09%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.04%	5.82%	10.20%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	4.72%	8.71%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.79%	4.48%	8.03%